Income Taxes - Provision for Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current
Federal										$ (32)	$ 210
State									30	110	120
Current income tax expenses									30	78	330
Deferred
Federal									(231)	566	487
State									0	0	0
Deferred income taxes expenses									(231)	566	487
Total income tax expense	$ (852)	$ 577	$ 214	$ (140)	$ (50)	$ 122	$ 332	$ 240	$ (201)	$ 644	$ 817